Borrowings - Schedule of Borrowings (Parentheticals) (Details)	Dec. 31, 2024	Jun. 30, 2024
Loan from Director [Member]
Schedule of Borrowings [Line Items]
Period for interest free loan from related parties	5 years	5 years